Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Details) - Schedule of restated condensed consolidated statements of operations (unaudited) - USD ($)	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Previously Reported [Member]
Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Details) - Schedule of restated condensed consolidated statements of operations (unaudited) [Line Items]
Revenue from cryptocurrency mining	$ 9,130,961	$ 6,815,000	$ 8,573,747	$ 10,395,894	$ 28,342,694	$ 43,953,050	$ 15,388,747	$ 72,295,744	$ 24,519,708	$ 82,691,638
Cost of revenues (exclusive of depreciation and amortization shown below)	(6,500,483)	(3,584,145)	(4,268,251)	(2,607,945)	(10,883,650)	(12,467,728)	(7,852,396)	(23,351,378)	(14,352,879)	(25,959,323)
Depreciation and amortization expenses	(9,312,176)	(5,322,120)	(3,799,629)	(3,796,672)	(2,348,657)	(3,650,374)	(9,121,749)	(5,999,031)	(18,433,925)	(9,795,703)
General and administrative expenses	(6,231,658)	(4,598,238)	(4,272,695)	(19,545,639)	(4,335,983)	(2,225,170)	(8,870,933)	(6,561,153)	(15,102,591)	(26,106,792)
Realized gain on exchange of digital assets	1,049,110	2,115,301	1,637,023	129,935	(3,503,845)	10,456,497	3,752,324	6,952,652	4,801,434	7,082,587
Impairment of digital assets	(2,365,132)	(13,639,386)	(10,045,603)		(9,045,007)		(23,684,989)	(9,045,007)	(26,050,121)	(9,045,007)	$ 9,045,007
Total operating expenses	(23,360,339)	(25,028,588)	(20,749,155)	(25,820,321)	(30,117,142)	(7,886,775)	(45,777,743)	(38,003,917)	(69,138,082)	(63,824,238)
Loss from Operations	(14,229,378)	(18,213,588)	(12,175,408)	(15,424,427)	(1,774,448)	36,066,275	(30,388,996)	34,291,827	(44,618,374)	18,867,400	11,764,176	1,926,270
Gain from disposal of property and equipment	60,701	1,280,328	174,568	(3,789,683)	43,436		1,454,896	43,436	1,515,597	(3,746,247)
Gain from sale of investment security			1,039,999				1,039,999		1,039,999
Other income (expense), net	26,098	(20,179)	(570,890)	3,854	493,519	2,191	(591,069)	495,710	(564,971)	499,564
Net loss from continuing operations before income taxes	(14,142,579)	(16,953,439)	(11,531,731)	(19,210,256)	(1,237,493)	36,068,466	(28,485,170)	34,830,973	(42,627,749)	15,620,717
Income tax expenses	(195,529)	(1,171,293)	1,351,942	(938,578)	(101,907)	(282,142)	180,649	(384,049)	(14,880)	(1,322,627)
Net (loss) income	$ (14,338,108)	$ (18,124,732)	$ (10,179,789)	$ (20,148,834)	$ (1,339,400)	$ 35,786,324	$ (28,304,521)	$ 34,446,924	$ (42,642,629)	$ 14,298,090	$ 4,864,002	$ (1,910,337)
Basic and Diluted (in Shares)	54,675,621	49,737,336	69,627,314	54,675,621	49,737,336	48,291,310	74,695,686	49,018,317	77,296,373	50,921,037	57,529,895
Basic and Diluted (in Dollars per share)	$ (0.26)	$ (0.36)	$ (0.15)	$ (0.37)	$ (0.03)	$ 0.74	$ (0.38)	$ 0.7	$ (0.55)	$ 0.28	$ 0.09	$ (0.06)
Revision of Prior Period, Adjustment [Member]
Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Details) - Schedule of restated condensed consolidated statements of operations (unaudited) [Line Items]
Revenue from cryptocurrency mining
Cost of revenues (exclusive of depreciation and amortization shown below)
Depreciation and amortization expenses
General and administrative expenses
Realized gain on exchange of digital assets	178,958	86,335	427,257	1,286,681	8,649,435	2,838,187	513,592	11,487,622	692,550	12,774,303
Impairment of digital assets	(353,032)	274,980	5,419,905	(1,646,159)	(9,171,303)	(5,129,213)	5,694,885	(14,300,516)	5,341,853	(15,946,675)	$ 18,948,564	$ 997,954
Total operating expenses	(174,074)	361,315	5,847,162	(359,478)	(521,868)	(2,291,026)	6,208,477	(2,812,894)	6,034,403	(3,172,372)
Loss from Operations	(174,074)	361,315	5,847,162	(359,478)	(521,868)	(2,291,026)	6,208,477	(2,812,894)	6,034,403	(3,172,372)	(5,873,954)	(368,967)
Gain from disposal of property and equipment
Gain from sale of investment security
Other income (expense), net
Net loss from continuing operations before income taxes	(174,074)	361,315	5,847,162	(359,478)	(521,868)	(2,291,026)	6,208,477	(2,812,894)	6,034,403	(3,172,372)
Income tax expenses
Net (loss) income	$ (174,074)	$ 361,315	$ 5,847,162	$ (359,478)	$ (521,868)	$ (2,291,026)	$ 6,208,477	$ (2,812,894)	$ 6,034,403	$ (3,172,372)	$ (5,873,954)	$ (368,967)
Basic and Diluted (in Shares)											(2,089,368)
Basic and Diluted (in Dollars per share)	$ (0.01)		$ 0.09	$ (0.01)	$ (0.01)	$ (0.05)	$ 0.08	$ (0.05)	$ 0.08	$ (0.06)	$ (0.11)	$ (0.01)
As restated [Member]
Restatement of Previously Issued Interim Condensed Consolidated Financial Statements (Details) - Schedule of restated condensed consolidated statements of operations (unaudited) [Line Items]
Revenue from cryptocurrency mining	$ 9,130,961	$ 6,815,000	$ 8,573,747	$ 10,395,894	$ 28,342,694	$ 43,953,050	$ 15,388,747	$ 72,295,744	$ 24,519,708	$ 82,691,638
Cost of revenues (exclusive of depreciation and amortization shown below)	(6,500,483)	(3,584,145)	(4,268,251)	(2,607,945)	(10,883,650)	(12,467,728)	(7,852,396)	(23,351,378)	(14,352,879)	(25,959,323)
Depreciation and amortization expenses	(9,312,176)	(5,322,120)	(3,799,629)	(3,796,672)	(2,348,657)	(3,650,374)	(9,121,749)	(5,999,031)	(18,433,925)	(9,795,703)
General and administrative expenses	(6,231,658)	(4,598,238)	(4,272,695)	(19,545,639)	(4,335,983)	(2,225,170)	(8,870,933)	(6,561,153)	(15,102,591)	(26,106,792)
Realized gain on exchange of digital assets	1,228,068	2,201,636	2,064,280	1,416,616	5,145,590	13,294,684	4,265,916	18,440,274	5,493,984	19,856,890
Impairment of digital assets	(2,718,164)	(13,364,406)	(4,625,698)	(1,646,159)	(18,216,310)	(5,129,213)	(17,990,104)	(23,345,523)	(20,708,268)	(24,991,682)	$ 27,993,571	$ 997,954
Total operating expenses	(23,534,413)	(24,667,273)	(14,901,993)	(26,179,799)	(30,639,010)	(10,177,801)	(39,569,266)	(40,816,811)	(63,103,679)	(66,996,610)
Loss from Operations	(14,403,452)	(17,852,273)	(6,328,246)	(15,783,905)	(2,296,316)	33,775,249	(24,180,519)	31,478,933	(38,583,971)	15,695,028	5,890,222	1,557,303
Gain from disposal of property and equipment	60,701	1,280,328	174,568	(3,789,683)	43,436		1,454,896	43,436	1,515,597	(3,746,247)
Gain from sale of investment security			1,039,999				1,039,999		1,039,999
Other income (expense), net	26,098	(20,179)	(570,890)	3,854	493,519	2,191	(591,069)	495,710	(564,971)	499,564
Net loss from continuing operations before income taxes	(14,316,653)	(16,592,124)	(5,684,569)	(19,569,734)	(1,759,361)	33,777,440	(22,276,693)	32,018,079	(36,593,346)	12,448,345
Income tax expenses	(195,529)	(1,171,293)	1,351,942	(938,578)	(101,907)	(282,142)	180,649	(384,049)	(14,880)	(1,322,627)
Net (loss) income	$ (14,512,182)	$ (17,763,417)	$ (4,332,627)	$ (20,508,312)	$ (1,861,268)	$ 33,495,298	$ (22,096,044)	$ 31,634,030	$ (36,608,226)	$ 11,125,718	$ (1,009,952)	$ (2,279,304)
Basic and Diluted (in Shares)	54,675,621	49,737,336	69,627,314	54,675,621	49,737,336	48,291,310	74,695,686	49,018,317	77,296,373	50,921,037	55,440,527
Basic and Diluted (in Dollars per share)	$ (0.27)	$ (0.36)	$ (0.06)	$ (0.38)	$ (0.04)	$ 0.69	$ (0.3)	$ 0.65	$ (0.47)	$ 0.22	$ (0.02)	$ (0.07)